Rationalization Of Operations (Details) $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) employees	Sep. 30, 2014 USD ($) employees	Sep. 30, 2013 USD ($) employees
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	$ 112	$ 22	$ 32
Rationalization of operations, expense		211	55	$ 78
Rationalization of operations, paid/utilized		121	65
Rationalization of operations liability, ending balance		112	$ 22	$ 32
Restructuring charges in cost of sales		$ 10
Total number of facilities exited		15	14	13
Total number of positions eliminated | employees		4,400	2,000	3,100
Process Management [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		$ 89	$ 17	$ 15
Industrial Automation [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		22	7	27
Network Power [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		64	15	25
Climate Technologies [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		20	14	3
Commercial & Residential Solutions [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		11	2	8
Severance And Benefits [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	105	20	27
Rationalization of operations, expense		174	27
Rationalization of operations, paid/utilized		89	34
Rationalization of operations liability, ending balance		105	20	27
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	1	1	3
Rationalization of operations, expense		3	3
Rationalization of operations, paid/utilized		3	5
Rationalization of operations liability, ending balance		1	1	3
Asset Write-Downs [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	0	0	0
Rationalization of operations, expense		3	2
Rationalization of operations, paid/utilized		3	2
Rationalization of operations liability, ending balance		0	0	0
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	3	0	1
Rationalization of operations, expense		12	5
Rationalization of operations, paid/utilized		9	6
Rationalization of operations liability, ending balance		3	0	1
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations liability, beginning balance	3	1	1
Rationalization of operations, expense		19	18
Rationalization of operations, paid/utilized		17	18
Rationalization of operations liability, ending balance		3	1	1
Scenario, Forecast [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense	$ 60
Corporate, Non-Segment [Member] | Corporate and other [Member]
Rationalization Of Operations [Roll Forward]
Rationalization of operations, expense		$ 5	$ 0	$ 0